Loans Receivable - Summary of Loans Receivables Balance by Credit Quality Indicator (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Loan receivable	$ 7,606,151	$ 4,913,279	$ 487,432
Credit Score Below 550 [Member]
Loan receivable
Credit Score 551 - 600 [Member]
Loan receivable	$ 271,874	$ 299,040	$ 3,948
Credit Score 601 - 650 [Member]
Loan receivable	3,395,473	2,180,507	157,886
Credit Score 651 - 700 [Member]
Loan receivable	2,840,312	1,737,587	192,561
Credit Score 701 - 750 [Member]
Loan receivable	891,457	558,305	108,630
Credit Score 751 - 800 [Member]
Loan receivable	164,190	113,581	14,859
Credit Score 801 - 850 [Member]
Loan receivable	$ 42,845	$ 24,259	$ 9,549